UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [X]; Amendment Number:  _1____
  This Amendment (Check only one.):   [X] is a restatement.
                                      [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     M.D. Sass Associates, Inc.
Address:  1185 Avenue of the Americas, 18th Floor
          New York, NY, 10036

Form 13 F File Number:  28-12005

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rosemary Mooney
Title:   Vice President & Head of Operations
Phone:   (212) 843-8956

Signature, Place, and Date of Signing:

--------------------------  ----------------------------------   ---------------
        [Signature]                   [City, State]                  [Date]

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28-________________        ___________________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     14,858,542

Form 13F Information Table Value Total:     412,436
                                            (Thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NAME OF ISSUER                        TITLE OF CLASS       CUSIP         VALUE (X$1000)       SHARES / PRN AMT
--------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC                       COMMON STOCK      057224107          13049.283              406900
BAKER HUGHES INC                       COMMON STOCK      057224107           473.0325               14750
BOEING CO                              COMMON STOCK      097023105         13733.3395              321850
BOEING CO                              COMMON STOCK      097023105           403.2315                9450
CA INC                                 COMMON STOCK      12673P105            0.29648                  16
CHICAGO BRIDGE & IRON CO N V           COMMON STOCK      167250109        12436.58355             1237471
CHICAGO BRIDGE & IRON CO N V           COMMON STOCK      167250109              160.8               16000
COPART INC                             COMMON STOCK      217204106            0.00027                0.01
CORNING INC                            COMMON STOCK      219350105         15906.9995             1669150
CORNING INC                            COMMON STOCK      219350105           588.4775               61750
CVS CAREMARK CORPORATION               COMMON STOCK      126650100          17601.813              612450
CVS CAREMARK CORPORATION               COMMON STOCK      126650100            656.709               22850
DEVON ENERGY CORP NEW                  COMMON STOCK      25179M103          5917.1855               90050
DEVON ENERGY CORP NEW                  COMMON STOCK      25179M103           101.8505                1550
DST SYS INC DEL                        COMMON STOCK      233326107          20634.534              543300
DST SYS INC DEL                        COMMON STOCK      233326107            262.062                6900
GENERAL ELECTRIC CO                    COMMON STOCK      369604103          7550.9334              466107
GENERAL ELECTRIC CO                    COMMON STOCK      369604103             177.39               10950
GENZYME CORP                           COMMON STOCK      372917104         18082.5065              272450
GENZYME CORP                           COMMON STOCK      372917104            657.063                9900
GOOGLE INC                             COMMON STOCK      38259P508        14535.53955               47247
GOOGLE INC                             COMMON STOCK      38259P508           542.6946                1764
JOHNSON & JOHNSON                      COMMON STOCK      478160104        18679.58414              312211
JOHNSON & JOHNSON                      COMMON STOCK      478160104            520.521                8700
MEDTRONIC INC                          COMMON STOCK      585055106          16787.706              534300
MEDTRONIC INC                          COMMON STOCK      585055106            482.297               15350
METLIFE INC                            COMMON STOCK      59156R108          22313.886              640100
METLIFE INC                            COMMON STOCK      59156R108            813.981               23350
MICROSOFT CORP                         COMMON STOCK      594918104          18707.112              962300
MICROSOFT CORP                         COMMON STOCK      594918104            508.356               26150
NATIONAL OILWELL VARCO INC             COMMON STOCK      637071101          10103.496              413400
NATIONAL OILWELL VARCO INC             COMMON STOCK      637071101            430.144               17600
PHARMACEUTICAL PROD DEV INC            COMMON STOCK      717124101          13237.263              456300
PHARMACEUTICAL PROD DEV INC            COMMON STOCK      717124101            481.566               16600
PITNEY BOWES INC                       COMMON STOCK      724479100          15661.282              614650
PITNEY BOWES INC                       COMMON STOCK      724479100            569.478               22350
POLO RALPH LAUREN CORP                 COMMON STOCK      731572103        15147.64075              333575
POLO RALPH LAUREN CORP                 COMMON STOCK      731572103            558.543               12300
PRECISION CASTPARTS CORP               COMMON STOCK      740189105          19348.844              325300
PRECISION CASTPARTS CORP               COMMON STOCK      740189105            704.838               11850
QUALCOMM INC                           COMMON STOCK      747525103          18348.543              512100
QUALCOMM INC                           COMMON STOCK      747525103            666.438               18600
QUEST DIAGNOSTICS INC                  COMMON STOCK      74834L100         19333.8795              372450
QUEST DIAGNOSTICS INC                  COMMON STOCK      74834L100            545.055               10500
REINSURANCE GROUP AMER INC             COMMON STOCK      759351604        20337.23054              474947
REINSURANCE GROUP AMER INC             COMMON STOCK      759351604          252.72364                5902
ROCKWELL AUTOMATION INC                COMMON STOCK      773903109          11206.624              347600
ROCKWELL AUTOMATION INC                COMMON STOCK      773903109            396.552               12300
SAFEWAY INC                            COMMON STOCK      786514208          15597.874              656200
SAFEWAY INC                            COMMON STOCK      786514208            225.815                9500
SCHLUMBERGER LTD                       COMMON STOCK      806857108           8787.708              207600
SCHLUMBERGER LTD                       COMMON STOCK      806857108            309.009                7300
WEATHERFORD INTERNATIONAL LTD          COMMON STOCK      G95089101        17270.90564             1596202
WEATHERFORD INTERNATIONAL LTD          COMMON STOCK      G95089101            628.642               58100

TOTAL VALUE (X$1000):                        412435.8621
TOTAL SHARES PRN/AMT:                        14858542.01

TOTAL SOLE SHARES/PRN AMT:                   13504798.01
TOTAL SHARED SHARES/PRN AMT:                           0
TOTAL NONE SHARES/PRN AMT:                       1353744


PORTFOLIO:                             G_ASSOCIATES
PERIOD START DATE:                                 39783
PERIOD END DATE:                             39813.99999
KNOWLEDGE DATE:                              39839.99999

                                                           INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                     SH / PRN   PUT / CALL   DSCRETN   MANAGER    SOLE     SHARED   NONE
--------------------------------------------------------------------------------------------------------
BAKER HUGHES INC                       SH                   SOLE               382350        0    24550
BAKER HUGHES INC                       SH                                           0        0    14750
BOEING CO                              SH                   SOLE               299800        0    22050
BOEING CO                              SH                                           0        0     9450
CA INC                                 SH                   SOLE                   16        0        0
CHICAGO BRIDGE & IRON CO N V           SH                   SOLE              1141171        0    96300
CHICAGO BRIDGE & IRON CO N V           SH                                           0        0    16000
COPART INC                             SH                   SOLE                 0.01        0        0
CORNING INC                            SH                   SOLE              1568550        0   100600
CORNING INC                            SH                                           0        0    61750
CVS CAREMARK CORPORATION               SH                   SOLE               574600        0    37850
CVS CAREMARK CORPORATION               SH                                           0        0    22850
DEVON ENERGY CORP NEW                  SH                   SOLE                84150        0     5900
DEVON ENERGY CORP NEW                  SH                                           0        0     1550
DST SYS INC DEL                        SH                   SOLE               510800        0    32500
DST SYS INC DEL                        SH                                           0        0     6900
GENERAL ELECTRIC CO                    SH                   SOLE               434207        0    31900
GENERAL ELECTRIC CO                    SH                                           0        0    10950
GENZYME CORP                           SH                   SOLE               256100        0    16350
GENZYME CORP                           SH                                           0        0     9900
GOOGLE INC                             SH                   SOLE                44413        0     2834
GOOGLE INC                             SH                                           0        0     1764
JOHNSON & JOHNSON                      SH                   SOLE               292481        0    19730
JOHNSON & JOHNSON                      SH                                           0        0     8700
MEDTRONIC INC                          SH                   SOLE               498550        0    35750
MEDTRONIC INC                          SH                                           0        0    15350
METLIFE INC                            SH                   SOLE               601250        0    38850
METLIFE INC                            SH                                           0        0    23350
MICROSOFT CORP                         SH                   SOLE               898250        0    64050
MICROSOFT CORP                         SH                                           0        0    26150
NATIONAL OILWELL VARCO INC             SH                   SOLE               388550        0    24850
NATIONAL OILWELL VARCO INC             SH                                           0        0    17600
PHARMACEUTICAL PROD DEV INC            SH                   SOLE               428500        0    27800
PHARMACEUTICAL PROD DEV INC            SH                                           0        0    16600
PITNEY BOWES INC                       SH                   SOLE               577950        0    36700
PITNEY BOWES INC                       SH                                           0        0    22350
POLO RALPH LAUREN CORP                 SH                   SOLE               313575        0    20000
POLO RALPH LAUREN CORP                 SH                                           0        0    12300
PRECISION CASTPARTS CORP               SH                   SOLE               305800        0    19500
PRECISION CASTPARTS CORP               SH                                           0        0    11850
QUALCOMM INC                           SH                   SOLE               477900        0    34200
QUALCOMM INC                           SH                                           0        0    18600
QUEST DIAGNOSTICS INC                  SH                   SOLE               349450        0    23000
QUEST DIAGNOSTICS INC                  SH                                           0        0    10500
REINSURANCE GROUP AMER INC             SH                   SOLE               444483        0    30464
REINSURANCE GROUP AMER INC             SH                                           0        0     5902
ROCKWELL AUTOMATION INC                SH                   SOLE               327400        0    20200
ROCKWELL AUTOMATION INC                SH                                           0        0    12300
SAFEWAY INC                            SH                   SOLE               610400        0    45800
SAFEWAY INC                            SH                                           0        0     9500
SCHLUMBERGER LTD                       SH                   SOLE               193900        0    13700
SCHLUMBERGER LTD                       SH                                           0        0     7300
WEATHERFORD INTERNATIONAL LTD          SH                   SOLE              1500202        0    96000
WEATHERFORD INTERNATIONAL LTD          SH                                           0        0    58100